EXCEPTIONAL ITEMS (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Exceptional Items
Restructuring (i)	R$ (215.0)	R$ (99.3)	R$ (109.4)
Legal fees (ii)			(94.7)
Result on sale of subsidiary (iii)	862.0
Effects of the application of IAS 29 (hyperinflation)	(3.7)	(1.5)	(2.3)
Total	R$ 643.3	R$ (100.8)	R$ (206.4)